UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23726

CPG Vintage Access Fund V, LLC

(Exact name of registrant as specified in charter)

660 Fifth Avenue

New York, New York 10103

(Address of principal executive offices) (Zip code)

Michael Mascis

c/o Central Park Advisers, LLC

660 Fifth Avenue

New York, New York 10103

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 317-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Shareholders is attached herewith.

CPG Vintage Access Fund V, LLC

Financial Statements
(Unaudited)

For the Six Months Ended September 30, 2024

CPG Vintage Access Fund V, LLC

Table of Contents
For the Period Ended September 30, 2024 (Unaudited)

Consolidated Schedule of Investments	1-2
Consolidated Statement of Assets and Liabilities	3
Consolidated Statement of Operations	4
Consolidated Statement of Changes in Net Assets	5
Consolidated Statement of Cash Flows	6
Consolidated Financial Highlights	7
Consolidated Notes to Financial Statements	8-16
Other Information	17

CPG Vintage Access Fund V, LLC

Consolidated Schedule of Investments (Unaudited)

September 30, 2024

Investment Funds (114.06%)	Acquisition Date	Cost	Fair Value
North America (114.06%)
Buyout (31.45%)
Adams Street Co-Investment Fund V A, L.P.(a)(b)	10/13/2022	$16,051,781	$21,178,619
Apollo Investment Fund X, L.P.(a)(b)	10/27/2022	11,480,024	11,062,139
NB Select Opportunities Fund V, L.P.(a)(b)(c)	12/14/2021	35,800,000	42,008,664
Total Buyout		63,331,805	74,249,422

Credit (36.12%)
Ares Special Opportunities Fund II, L.P.(a)	6/10/2022	27,011,591	32,717,282
Atalaya Special Opportunities Fund VIII, L.P.(a)	7/11/2022	39,145,421	40,346,794
Oaktree Special Situations Fund III, L.P.(a)(b)	4/11/2023	10,468,254	12,225,496
Total Credit		76,625,266	85,289,572

Growth (46.49%)
EW Healthcare Partners Fund 3, L.P.(a)(b)	12/29/2021	23,220,856	24,787,283
Foresite Capital Fund VI, L.P.(a)(b)	10/14/2022	18,049,427	20,365,019
KKR Next Generation Technology Growth Fund III SCS(a)(b)	11/18/2022	12,194,640	8,508,038
The Evolution Technology Fund III, L.P.(a)(b)	3/21/2023	18,173,244	21,177,958
The Rise Fund III, L.P.(a)(b)	5/19/2022	12,524,162	13,426,903
Tiger Global Private Investment Partners XVI, L.P.(a)(b)	3/29/2023	8,000,000	7,397,391
Wellington Hadley Harbor Partners IV, L.P.(a)(b)	4/28/2023	12,456,037	14,139,301
Total Growth		104,618,366	109,801,893

Total North America		244,575,437	269,340,887

Total Investment Funds		$244,575,437	$269,340,887

Total Investments (114.06%)		$244,575,437	269,340,887
Liabilities in Excess of Other Assets (-14.06%)			(33,180,492)
Net Assets (100.00%)			$236,160,395

(a)

Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For investments that were acquired through multiple transactions, the acquisition date represents the initial acquisition date of the Fund’s investment in the position. Total fair value of restricted securities amounts to $269,340,887, which represents 114.06% of net assets as of September 30, 2024.

(b)	Non-income producing security.

(c)	Security is held by VA Acquisition Fund V, LLC.

CPG Vintage Access Fund V, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2024

Summary of Investments (as a percentage of total net assets)
Investment Funds
North America
Buyout	31.45%
Credit	36.12%
Growth	46.49%
Total North America	114.06%
Total Investments in Investment Funds	114.06%

Total Investments at Fair Value	114.06%
Liabilities in Excess of Other Assets	-14.06%
Net Assets	100.00%

CPG Vintage Access Fund V, LLC

Consolidated Statement of Assets and Liabilities (Unaudited)

September 30, 2024

Assets
Investments, at fair value (Cost $244,575,437)	$269,340,887
Cash	803,462
Interest receivable	5,680
Receivable for investments sold	168,546
Capital contributions receivable	74,110
Prepaid expenses and other assets	8,623
Total Assets	270,401,308

Liabilities
Line of credit payable	24,010,000
Payable for contributions to Investment Funds, not yet settled	3,988,092
Distribution and servicing fees payable to affiliate	1,794,619
Payable to Adviser	1,366,662
Tax expense payable	1,146,947
Deferred tax liability	1,372,504
Interest and commitment fees payable	321,554
Professional fees payable	186,349
Accounting and administration fees payable	13,333
Transfer agency fees payable	9,411
Accounts payable and other accrued expenses	31,442
Total Liabilities	34,240,913
Net Assets	$236,160,395

Commitments and Contingencies (Note 3)
Composition of Net Assets
Paid-in capital	$215,468,506
Make-up fee	1,541,060
Total distributable earnings	19,150,829
Net Assets	$236,160,395

Units of Beneficial Interest Outstanding (Unlimited Number of Units Authorized):	23,873,432
Net Asset Value per Unit:	$9.89

See accompanying Notes to Consolidated Financial Statements.

CPG Vintage Access Fund V, LLC

Consolidated Statement of Operations (Unaudited)

For the Six Months Ended September 30, 2024

Investment Income
Income from Investment Funds	$2,337,759
Interest Income	72,576
Investment Income	2,410,335

Expenses
Distribution and servicing fees	1,576,917
Management fees	1,366,662
Income tax expense	1,146,947
Interest expense	922,261
Professional fees	170,749
Loan commitment fee	105,819
Directors’ and Officer fees	56,980
Transfer agent fees	45,129
Accounting and administration fees	40,000
Custody fees	10,157
Insurance expense	5,987
Other expenses	1,338
Total Expenses	5,448,946

NET INVESTMENT LOSS	(3,038,611)

Net Realized Gain and Change in Unrealized Appreciation on Investments
Net realized gain on Investments	848,296
Net change in unrealized appreciation on Investments	9,847,525
Net change in deferred tax	(663,656)
Net Realized Gain and Change in Unrealized Appreciation on Investments	10,032,165
Net Increase in Net Assets Resulting from Operations	$6,993,554

See accompanying Notes to Consolidated Financial Statements.

CPG Vintage Access Fund V, LLC

Consolidated Statement of Changes in Net Assets

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
Change in Net Assets Resulting from Operations
Net investment loss	$(3,038,611)	$(4,979,673)
Net realized gain on investments	848,296	405,824
Net change in unrealized appreciation/(depreciation) on investments, net of deferred tax	9,183,869	19,840,332
Net Change in Net Assets Resulting from Operations	6,993,554	15,266,483

Distributions to Investors:
Distribution to unit holders	—	(92,624)
Total distributions	—	(92,624)

Change in Net Assets Resulting from Capital Transactions
Capital contributions	41,998,379	94,420,559
Net Change in Net Assets Resulting from Capital Transactions	41,998,379	94,420,559

Total Net Increase in Net Assets	48,991,933	109,594,418

Net Assets
Beginning of period	187,168,462	77,574,044
End of period	$236,160,395	$187,168,462

Unit Transactions
Unit sold	4,375,027	10,746,444
Net change in units	4,375,027	10,746,444

See accompanying Notes to Consolidated Financial Statements.

CPG Vintage Access Fund V, LLC

Consolidated Statement of Cash Flows (Unaudited)

For the Six Months Ended September 30, 2024

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$6,993,554
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of Investment Funds	(51,975,774)
Capital distributions from Investment Funds	7,555,170
Net Sales of short-term investments	3,248,128
Net realized gain Investments	(848,296)
Net change in unrealized appreciation/(depreciation) on investments	(9,847,525)
(Increase)/Decrease in assets:
Receivable for investments sold	484,042
Prepaid directors’ and officer fees	51,000
Interest receivable	25,668
Dividend receivable	175,004
Prepaid expenses and other assets	(5,511)
Increase/(Decrease) in liabilities:
Payable to Adviser	687,989
Tax expense payable	1,146,947
Deferred tax liability	663,656
Interest and commitment fees payable	321,554
Payable for contributions to Investment Funds, not yet settled	2,868,093
Line of credit interest payable	(809,156)
Transfer agency fees payable	(2,267)
Distribution and servicing fees payable	6,337
Professional fees payable	56,790
Accounts payable and other accrued expenses	(9,995)
Net cash used in operating activities	(39,214,592)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from line of credit	34,510,000
Payments on line of credit	(37,000,000)
Proceeds from capital contributions, net of change in contribution receivable	42,508,054
Net cash provided by financing activities	40,018,054

Net Change in cash	803,462
Cash, beginning of year	$—
Cash, end of year	$803,462

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest expense	$922,261

See accompanying Notes to Consolidated Financial Statements.

CPG Vintage Access Fund V, LLC

Consolidated Financial Highlights

	For the Six Months Ended September 30, 2024 (Unaudited)		For the Year Ended March 31, 2024		Period from April 14, 2022* to March 31, 2023(9)
PER UNIT OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD	$9.60		$8.86		$10.00
Activity from investment operations:(1)
Net investment loss	(0.08	)(2)	(0.36	)(2)	(0.14	)(2)
Net realized and unrealized gain/(loss)	0.37		1.11		(0.85)
Total from investment operations	0.29		0.75		(0.99)

Distributions to investors
Net realized loss	—		(0.01)		—
Total Distributions	—		(0.01)		—

Activity from capital transactions
Distribution and servicing fees	—		—		(0.37)
Proceeds from make-up fees	—		—		0.22
Total activity from capital transactions	—		—		(0.15)

NET ASSET VALUE, END OF PERIOD	$9.89		$9.60		$8.86

Net assets, end of period (in thousands)	$236,160		$187,168		$77,574

Ratios/Supplemental Data:
Ratios to average net assets
Net investment income(3)	(3.01	)%(4)	(4.06)%		(1.54	)%(5)

Total expenses(3)	5.40	%(4)	6.91%		3.49	%(5)
Portfolio turnover	0.00	%(6)	0.00%		0.00	%(6)
Total return(7)	3.02	%(6)	8.47%		(11.40	)%(6)

Line of Credit:
Aggregate principal amount, end of period (000s)	$24,010		$26,500		N/A
Average borrowings outstanding during the period (000s)	$22,444		$30,803		N/A
Asset coverage, end of period per $1,000(8)	$10,836		$8,063		N/A

*	Commencement of operations

(1)	Selected data is for a single unit outstanding throughout the period.

(2)	Based on average units outstanding during the period.

(3)	The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.

(4)	Includes tax expense ratio of 0.06% for the period ended September 30, 2024.

(5)	Net investment loss and operating expenses ratios are annualized for periods less than one full year, except for organizational costs which are one-time expenses.

(6)	Not annualized.

(7)	Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period.

(8)

Calculated by subtracting the Fund’s total liabilities (excluding the principal amount of the Line of Credit) from the Fund’s total assets and dividing by the principal amount of the Line of Credit and then multiplying by $1,000.

(9)	Prior to the fiscal year ending March 31, 2024, Financial Statements were not consolidated.

See accompanying Notes to Consolidated Financial Statements.

CPG Vintage Access Fund V, LLC

Consolidated Notes to Financial Statements (Unaudited)
September 30, 2024

1.	ORGANIZATION

CPG Vintage Access Fund V, LLC (the “Fund”) was organized as a Delaware limited liability company on August 13, 2021. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Fund commenced operations on April 14, 2022. CPG VA Acquisition Fund V, LLC and CPG VA Acquisition Fund V No. 2, LLC, a wholly owned subsidiaries, are consolidated in the Fund’s consolidated financial statements. The Fund’s investment adviser is Central Park Advisers, LLC (the “Adviser”), a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. The Fund’s investment objective is to seek long-term attractive risk adjusted returns. The Fund seeks to achieve its investment objective principally by making primary investments in a portfolio of institutional private equity, venture, and private debt investment funds managed or sponsored by various asset management firms unaffiliated with the Adviser (the “Investment Funds”) that are represented on the Morgan Stanley Smith Barney LLC (“Morgan Stanley”) platform during the Fund’s vintage period. Morgan Stanley is not a sponsor, promoter, adviser or affiliate of the Fund.

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement (the “LLC Agreement”), as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized under Delaware law. No Director shall have the authority individually to act on behalf of or to bind the Fund, except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Fund and to the oversight of the Board. The Directors have engaged the Adviser to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. In accordance with Rule 2a-5 promulgated under the 1940 Act, the Board has appointed the Adviser as the Fund’s valuation designee (the “Valuation Designee”), and has assigned to the Adviser general responsibility for determining the value of the Fund’s investments. In that role, the Adviser has established a committee (the “Valuation Committee”) that oversees the valuation of the Fund’s investments pursuant to procedures adopted by the Adviser (the “Valuation Procedures”).

The initial closing date for subscriptions for units of limited liability company interests (“Units”) was April 14, 2022 (“Initial Closing”). Subsequent to the Initial Closing, the Fund offered Units at additional closings, which occurred over a period of nine months following the Initial Closing (the last closing being referred to as the “Final Closing”). An investor that participated in a closing that occurred after the Initial Closing was required to pay a “make-up” fee amount to the Fund. Such “make-up” payments are calculated by applying an annualized rate of 6.0% to the percentage of the aggregate Commitments previously drawn down by the Fund and applied over the period of time since such draw-downs. The amount of the make-up fee payments are paid to and retained as assets of the Fund. This amount is presented as a component of net assets on the Consolidated Statement of Assets and Liabilities.

The Fund does not have a fixed term. The Investment Funds, however, generally will have fixed terms. Investors reasonably can expect to receive distributions from the Fund periodically after the Fund receives distributions from Investment Funds and when Investment Funds terminate, which the Fund anticipates will occur approximately 10 to 12 years after the Final Closing. The Fund will be wound up and dissolved after its final distribution to investors. The Fund may be dissolved prior thereto in accordance with its LLC Agreement.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies.

CPG Vintage Access Fund V, LLC

Consolidated Notes to Financial Statements (Unaudited) (Continued)
September 30, 2024

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Federal Tax Information: It is the Fund’s policy to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s policy is to comply with the provisions of the Code applicable to RICs and to distribute to its investors substantially all of its distributable net investment income and net realized gain on investments, if any, earned each year. In addition, the Fund intends to make distributions to avoid excise taxes. Accordingly, no provision for federal income (see Consolidated Subsidiary, below) or excise tax has been recorded in these consolidated financial statements.

For the taxable year ending September 30, 2024, the Fund did not satisfy the requirement that a Registered Investment Company (“RIC”) must derive at least 90% of its annual gross income from “qualifying income.” As a result, the Fund expects to be required to pay taxes equal to the amount of nonqualifying income in excess of 90% of its qualifying income for the year ended September 30, 2024. Nonetheless, the Fund expects to qualify as a RIC for U.S. federal income tax purposes pursuant to Internal Revenue Code Section 851(i). The Fund has accrued a tax liability in the amount of approximately $1,146,947 and the Fund has recorded the expense in the “Statement of Operations” under “Tax expense”, with the corresponding liability recorded in the “Statement of Assets and Liabilities” under “Tax expense payable.”

The Fund has adopted a tax year-end of September 30 (the “Tax Year”). As such, the Fund’s tax basis capital gains and losses will only be determined at the end of each Tax Year. Accordingly, tax basis distributions made during the 12 months ended March 31, 2025, but after the Tax Year ended September 30, 2024, will be reflected in the consolidated financial statement footnotes for the fiscal year ended March 31, 2025.

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. The Tax Years 2023 and 2024 remains subject to examination by the U.S. taxing authorities. The Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period ended September 30, 2024, the Fund did not incur any interest or penalties.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain or loss items for consolidated financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

The September 30, 2024 book cost has been adjusted for book/tax basis differences as of the Fund’s last Tax Year End, September 30, 2024. The cost of investments and the net unrealized appreciation/depreciation on investments as of September 30, 2024 are noted below:

Federal tax cost of investments	$233,938,414
Gross unrealized appreciation	30,818,555
Gross unrealized depreciation	—
Net unrealized appreciation/depreciation	30,818,555

The tax character of distributions paid during the tax year ended September 30, 2024 are as follows:

Long Term Capital Gain	$92,624
Ordinary Income	—

CPG Vintage Access Fund V, LLC

Consolidated Notes to Financial Statements (Unaudited) (Continued)
September 30, 2024

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

As of September 30, 2024, the components of distributable earnings/(loss) on a tax basis were as follows:

Undistributed long-term capital gains	$657,798
Accumulated capital and other losses	(7,068,214)
Unrealized appreciation	30,818,555	(a)
Other Temporary Differences	(298,992)
Total tax basis accumulated deficit	$24,109,147	(b)

(a)	The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax treatment of partnerships.

(b)	At September 30, 2024, the Fund had a qualified late-year ordinary loss deferral of $7,068,214 which is deemed to arise on October 1, 2024.

Permanent book and tax differences resulted in reclassification for the Tax Year ended September 30, 2024 as follows:

Paid in capital	$(8,960,628)
Total distributable earnings/(loss)	8,960,628

These reclassifications had no effect on net assets.

Consolidation of Subsidiaries: The consolidated financial statements include the financial position and the results of operations of the Master Fund and its wholly owned subsidiaries, VA Acquisition Fund V, LLC and VA Acquisition Fund V No. 2, LLC (collectively, the “Subsidiaries” or “Blockers”), a Delaware limited liability companies. The wholly owned Subsidiaries are taxed as a corporation and used when the Fund has determined that owning certain Investment Funds within a domestic limited liability company structure would not be beneficial. As of September 30, 2024, the total value of investments held by the Subsidiaries is $42,008,664, or 17.79% of the Fund’s net assets.

The Fund and Blockers are subject to U.S. federal and state income taxes. This taxable entity is not consolidated for income tax purposes and may generate income tax assets or liabilities that reflect the net tax effect of temporary differences between the carrying amount of the assets and liabilities for financial reporting and tax purposes and tax loss carryforwards.

The Fund and Blockers recorded a provision for income tax provision for the year ended September 30, 2024. This provision for income tax expense (benefit) is comprised of the following current and deferred income tax expense (benefit):

Period Ended September 30, 2024
Current:
Federal	$—
State	$—
Foreign	$—
Total current tax expense (benefit)	$—

Deferred:
Federal	$663,656
State	$—
Foreign	$—
Total deferred tax expense (benefit)	$663,656

CPG Vintage Access Fund V, LLC

Consolidated Notes to Financial Statements (Unaudited) (Continued)
September 30, 2024

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

For financial reporting purposes, the components of income before provision for income taxes were as follows:

Period Ended September 30, 2024
Domestic	$3,503,020
Foreign	$—
Income (loss) before income taxes	$3,503,020

Components of the Fund’s deferred tax assets and liabilities as of September 30, 2024 are as follows:

Period Ended September 30, 2024
Deferred tax assets:
Net operating loss from underlying investments	$2,303
Total deferred tax assets	$2,303
Deferred tax liabilities:
Net distributive share from underlying investments	$(1,374,806)
Total deferred tax liabilities	$(1,374,806)
Net deferred tax (liabilities)/assets	$(1,372,503)

Total income tax (current and deferred) is computed by applying the federal statutory income tax rate of 21% and estimated applicable state tax statutory rates (net of federal tax benefit) to net investment income and realized and unrealized gains/(losses) on investments before taxes for the year ended September 30, 2024 as follows:

	Period Ended September 30, 2024
Federal Tax (Benefit) at Statutory Rate	—	0.00%
State Tax (Benefit), Net of Federal Benefit	—	0.00%
Adjustments to Deferred Tax value	1,372,503	0.00%
Total Provision for (Benefit from) Income Taxes	1,372,503	0.00%

The Fund and Blockers recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the tax positions at the Fund level and Blockers and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Blockers. The Subsidiaries are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Tax year ended September 30, 2021 and later are open to examination by taxing authorities.

Cash: Cash consists of monies and interest paying demand deposit accounts held at UMB Bank, N.A. (the “Custodian”). Such cash may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

CPG Vintage Access Fund V, LLC

Consolidated Notes to Financial Statements (Unaudited) (Continued)
September 30, 2024

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment Transactions: The Fund accounts for realized gains and losses from its Investment Funds based upon the pro-rata ratio of the fair value and cost of the underlying investments at the date of distribution. Dividend income is recorded on the ex-date and interest income and expenses are recorded on the accrual basis. Distributions from Investment Funds will be received as underlying investments of the Investment Funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds has not been communicated from the Investment Funds. It is estimated that distributions will occur over the life of the Investment Funds.

Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Fair Value of Financial Instruments: The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities. The Fund values its investments in investment funds at fair value in accordance with FASB Accounting Standards Codification, Fair Value Measurement (“ASC 820”). See Note 3 for more information.

3.	PORTFOLIO VALUATION

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●

Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 — significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments in Investment Funds are recorded at fair value, using the Investment Funds’ net asset value (“NAV”) as a practical expedient in accordance with ASC 820.

The Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

The NAV of the Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined, from time to time, pursuant to policies adopted by the Adviser. The Fund’s investments are subject to the terms and conditions of the respective operating

CPG Vintage Access Fund V, LLC

Consolidated Notes to Financial Statements (Unaudited) (Continued)
September 30, 2024

3.	PORTFOLIO VALUATION (continued)

agreements and offering memoranda, as appropriate. The Fund’s Valuation Committee oversees the valuation process of the Fund’s investments. The Valuation Committee meets on a quarterly basis and reports to the Board on a quarterly basis. ASC 820 provides for the use of net asset value (or its equivalent) as a practical expedient to estimate fair value of investments in Investment Funds, provided certain conditions are met. As such, the Fund’s investments in Investment Funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their consolidated financial statements or offering memoranda. The Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Adviser will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s consolidated financial statements.

The Adviser employs ongoing due diligence policies and processes with respect to Investment Funds and their investment managers. The Adviser assesses the quality of information provided and determines whether such information continues to be reliable or whether additional inquiry is necessary. Such inquiries may require the Adviser to forego its normal reliance on the value provided and to independently determine the fair value of the Fund’s interest in such Investment Fund.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Fund’s management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The Fund held Investment Funds with a fair value of $269,340,887 that in accordance with ASU 2015-07, are excluded from the fair value hierarchy as of September 30, 2024. Investments in Investment Funds valued at net asset value, as a “practical expedient”, are not required to be included in the fair value hierarchy.

The following is a summary of the inputs used at September 30, 2024 in valuing the Fund’s assets and liabilities:

	Level 1	Level 2*	Level 3*	Investments Measured at Net Asset Value(1)	Total
Investments
Investments in Private Investment Funds	$—	$—	$—	$269,340,887	$269,340,887
Total Investments	$—	$—	$—	$269,340,887	$269,340,887

*	The Fund did not hold level 2 or level 3 securities at period end

(1)

These investments are presented for reconciliation purposes and are not required to be categorized in the fair value hierarchy since they are measured at net asset value, without adjustment, as permitted as a practical expedient.

CPG Vintage Access Fund V, LLC

Consolidated Notes to Financial Statements (Unaudited) (Continued)
September 30, 2024

3.	PORTFOLIO VALUATION (continued)

The Fund’s private equity financing stage and private credit with their corresponding unfunded commitments and other attributes, as of September 30, 2024, are shown in the table below.

Financing Stage	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (In Days)	Redemption Restrictions Terms*
Buyout	Control investments in established companies	$74,249,422	$56,378,087	Up to 10 years	None	N/A	N/A
Growth	Non-control investments in companies with high growth potential	109,801,893	96,650,688	Up to 10 years	None	N/A	N/A
Credit	Debt investments made through privately negotiated transactions	85,289,572	49,519,444	Up to 10 years	None	N/A	N/A

The following is a summary of investment strategies of the Investment Funds held by the Fund as of September 30, 2024.

Private equity is a common term for investments that typically are made in non-public companies through privately negotiated transactions.

Buyouts are control investments in established, cash flow positive companies. Buyout investments may focus on small-, mid- or large-capitalization companies, and such investments collectively represent a substantial majority of the capital deployed in the overall private equity market. The use of debt financing, or leverage, is prevalent in buyout transactions—particularly in the large-cap segment.

Growth equity and venture capital strategies typically involve non-control investments in companies with high growth potential that are in need of expansion capital. Venture capital investments typically target newer businesses, often emerging companies, with higher growth potential and risk.

Private credit is a common term for unregistered debt investments made through privately negotiated transactions. Private credit investments may be structured using a range of financial instruments, including but not limited to, first and second lien senior secured loans, unitranche debt, mezzanine debt, unsecured debt and structurally subordinated instruments. While these strategies, which include special situations investments (including distressed investments), generally focus on originated or secondary purchases of fixed-income senior or subordinated credits of companies, they also may include certain equity features. Distressed investing encompasses a broad range of strategies including control and non-control distressed debt, operational turnarounds and “rescue” financings.

4. RELATED PARTY TRANSACTIONS

As of September 30, 2024, the Fund and CPG VA Acquisition Fund V and CPG VA Acquisition Fund V No. 2 had no investments in Investment Funds that were related parties.

The Adviser provides investment advisory services to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a quarterly advisory fee at the annual rate of (i) 0.25% of total Commitments for the first 12 months following the Initial Closing, (ii) 0.65% of total Commitments from the one year anniversary of the Initial Closing until the six year anniversary of the Final Closing; (iii) 0.65% of the Fund’s net invested capital from the six year anniversary of the Final Closing until the eight year anniversary of the Final Closing and (iv) 0.30% of the Fund’s net invested capital thereafter for the remaining life of the Fund (the “Management Fee”). The Management Fee will be determined and accrued as of the last day of each quarter, and will be prorated for any period of less than a quarter based on the number of days in such period.

CPG Vintage Access Fund V, LLC

Consolidated Notes to Financial Statements (Unaudited) (Continued)
September 30, 2024

4.	RELATED PARTY TRANSACTIONS (continued)

During the period ended September 30, 2024, the Fund paid the Adviser $1,366,662 of Management Fees which is included in the Consolidated Statement of Operations, of which $1,366,662 was payable at September 30, 2024 and is included in Payable to Adviser in the Consolidated Statement of Assets and Liabilities.

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Fund’s NAV; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of investors; directors’ fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

Each member of the Board who is not an “interested person” of the Fund (the “Independent Directors”), as defined by the 1940 Act, receives an annual retainer of $15,000 (prorated for partial years) plus a fee of $1,000 for each meeting attended and $500 for each meeting by phone. The Board Chair, Audit Committee Chair, Nominating Committee Chair and Contracts Review Committee Chair each receive an additional $2,000 annual retainer. All members of the Board are reimbursed for their reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Independent Directors for the period ended September 30, 2024 was $43,333 which is included in Directors’ and Officer Fees in the Consolidated Statement of Operations.

During the period ended September 30, 2024, the Fund incurred a portion of the annual compensation of the Fund’s Chief Compliance Officer in the amount of $13,647, which is included in Directors’ and Officer fees in the Consolidated Statement of Operations.

Certain officers and the interested director of the Fund are also officers of the Adviser and are registered representatives of Delaware Distributers, L.P. (“DDLP”).

5. ADMINISTRATION, CUSTODIAN FEES, DISTRIBUTION AND SERVICING FEE

SS&C Technologies and its affiliates DST Asset Manager Solutions, Inc. and ALPS Fund Services, Inc. serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. For its services, the Fund pays an annual fee to the Administrator as well as certain other fixed or transactional fees. For the period ended September 30, 2024, the total administration fees were $40,000 which is included as accounting and administration fees in the Consolidated Statement of Operations, of which $13,333 was payable and is included as accounting and administration fees payable in the Consolidated Statement of Assets and Liabilities at September 30, 2024.

UMB Bank, N.A. serves as the primary custodian of the assets of the Fund.

During the offering period, the Distribution and Servicing Fee will be considered attributable to distribution only and charged to paid-in capital as soon as Units are sold in accordance with guidance outlined in FASB ASC 946-20-25-5 and 946-20-20-20. Following the offering period (i.e., following the Final Closing), the Distribution and Servicing Fee will be considered attributable to ongoing distribution-related servicing and recorded quarterly as a liability and an expense on the Fund’s books and records. The fee attributed to distribution during the offering period is charged to each investor at an amount equal for 0.5625% of their Commitment.

DDLP acts as the placement agent of the Fund. DDLP is an affiliate of the Adviser, both of which are indirect subsidiaries of Macquarie Management Holdings, Inc. (“Macquarie”). Under the terms of the Placement Agent Agreement, the Placement Agent is authorized to retain sub-placement agents for the provision of distribution services and services to investors. The Fund pays the Placement Agent a quarterly fee at the annual rate of (i) 0.75% of total Commitments from the Initial Closing until the six year anniversary of the Final Closing, (ii) 0.75% of the Fund’s net invested capital from the six year anniversary of the Final Closing until the eight year anniversary of the Final Closing and (ii) 0.10% of the Fund’s net invested capital thereafter for the remaining life of the Fund. During the period ended September 30, 2024, the Fund paid the Placement

CPG Vintage Access Fund V, LLC

Consolidated Notes to Financial Statements (Unaudited) (Continued)
September 30, 2024

5. ADMINISTRATION, CUSTODIAN FEES, DISTRIBUTION AND SERVICING FEE (continued)

Agent $1,576,917 of Distribution and Servicing Fee which is included in the Consolidated Statement of Operations, of which $1,794,619 was payable at September 30, 2024 and is included in Distribution and Servicing Fees payable on the Consolidated Statement of Assets and Liabilities.

6. INVESTMENTS

The cost of investments in Investment Funds for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such Investment Funds. The Fund relies upon actual and estimated tax information provided by the managers of the Investment Funds as to the amounts of taxable income allocated to the Fund as of September 30, 2024.

7. CAPITAL CALL AND COMMITMENTS

As of September 30, 2024, the Fund had outstanding unfunded investment commitments to Investment Funds totaling $202,548,219 as presented in Note 3.

The Fund has total capital committed of $419,989,038 as of September 30, 2024. Since April 14, 2022 (commencement of operations), $220,429,345 capital has been called comprising 52% of the total capital committed. The Fund currently has unfunded capital commitments of $199,559,693.

8. LINE OF CREDIT

The Fund may borrow money for investment purposes and to pay expenses in advance of, or in addition to, calling capital. The Fund also may borrow money to manage its cash flow needs associated with calling Investor Commitments, satisfying capital calls, managing distributions to Investors and paying ongoing expenses. The provisions of the 1940 Act provide that the Fund may borrow in an amount up to 33 1/3% of its total assets (including the proceeds from leverage).

On August 17, 2023, the Fund, along with other funds managed by the Adviser, collectively entered into a $50,000,000 revolving credit facility with Barclays Bank PLC (“Barclays”), which will expire on January 24, 2025, subject to the restrictions and terms of the credit facility (“Line of Credit”). During the period ended September 30, 2024, the Fund borrowed $81,500,000 and repaid $55,000,000 on this line of credit, leaving $26,500,000 outstanding as of September 30, 2024. The maximum outstanding during the year was $48,900,000. For borrowing under this Line of Credit, the Fund is charged 2.75% (per annum) plus SOFR (Secured Overnight Financing Rate). The commitment fee on the daily unused loan balance of the line of credit accrues at 0.75% and is included in Commitment fee on the Consolidated Statement of Operations. For the period ended September 30, 2024, the average annualized interest rate charged and the average outstanding loan payable, was as follows:

Average Annualized Interest Rate	3.96%
Average Outstanding Loan Payable	$23,276,009

9.	INDEMNIFICATION

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after September 30, 2024 have been evaluated through the date the consolidated financial statements were issued. There were no events or material transactions through the date the consolidated financial statements were issued that required recognition or disclosure in the consolidated financial statements.

CPG Vintage Access Fund V, LLC

Other Information (Unaudited)

September 30, 2024

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (collect) 1-212-317-9200 and on the Securities and Exchange Commission (the “SEC”) website at http://www.sec.gov.

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund (collect) at 1-212-317-9200 or (ii) by visiting the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

Disclosure of Portfolio Holdings: The Fund will file a complete schedule of its portfolio holdings with the SEC no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year on Form N-PORT. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. The Fund’s Form N-PORT filings can be found free of charge on the SEC’s website at http://www.sec.gov.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

(b)	Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable during the period covered by this report.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors during the period covered by this report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) None.

(a)(4) None.

(a)(5) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CPG Vintage Access Fund V, LLC

By (Signature and Title)*	/s/ Michael Mascis
Michael Mascis
(Principal Executive Officer)

Date	December 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Mascis
Michael Mascis
(Principal Executive Officer)

Date	December 9, 2024

By (Signature and Title)*	/s/ Trishamarie Chan
Trishamarie Chan
(Principal Accounting Officer)

Date	December 9, 2024

*	Print the name and title of each signing officer under his or her signature.